UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2007
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         033 Asset Management, LLC
Address:      125 High Street
              Boston, Massachusetts  02110


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

/s/ Lawrence Longo             Boston, Massachusetts          February 8, 2008
------------------             ---------------------          ----------------
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              27
                                                 -------------

Form 13F Information Table Value Total:              $44,806
                                                 ---------------
                                                  (thousands)




List of Other Included Managers:

{None}

                                                                                                                           VOTING
                               TITLE OF                             VALUE       SHRS PRN SH/ PUT   INVESTMENT   OTHER    AUTHORITY
NAME OF ISSUER                  CLASS                 CUSIP        (x$1000)      OR AMT  PRN CALL  DISCRETION MANAGERS     SOLE
------------------------------------------------------------------------------------------------------------------------------------
AUTODESK INC                     COM                052769106         871         17,500   SH         SOLE      N/A      17,500
AKORN INC                        COM                009728106       1,486        202,430   SH         SOLE      N/A     202,430
ARIBA INC                        COM NEW            04033V203         892         80,000   SH         SOLE      N/A      80,000
CF INDUSTRIES HOLDINGS           COM                125269100         550          5,000   SH         SOLE      N/A       5,000
CROCS INC                        COM                227046109         184          5,000   SH         SOLE      N/A       5,000
CENTILLIUM COMMUNICATIONS INC    COM                152319109       3,615      3,143,873   SH         SOLE      N/A   3,143,873
DELL INC                         COM                24702R101         980         40,000   SH         SOLE      N/A      40,000
FOCUS ENHANCEMENTS INC           COM                344159108       1,914      3,828,978   SH         SOLE      N/A   3,828,978
FLOWSERVE CORP                   COM                34354P105       1,828         19,000   SH         SOLE      N/A      19,000
GAMETECH INTERNATIONAL INC       COM                36466D102         359         50,000   SH         SOLE      N/A      50,000
HORNBECK OFFSHORE SERVICES INC   COM                440543106       4,041         89,900   SH         SOLE      N/A      89,900
HEXCEL CORP                      COM                428291108         486         20,000   SH         SOLE      N/A      20,000
IOMEGA CORP                      COM NEW            462030305       6,865      1,978,339   SH         SOLE      N/A   1,978,339
JAZZ TECHNOLOGIES INC            COM                47214E102       1,134        687,081   SH         SOLE      N/A     687,081
JAZZ TECHNOLOGIES INC WARRANTS   *W EXP 03/15/201   47214E110          89        600,000   SH         SOLE      N/A     600,000
KAISER ALUMINUM CORP             COM PAR $0.01      483007704       1,669         21,000   SH         SOLE      N/A      21,000
MCDERMOTT INTERNATIONAL INC      COM                580037109         419          7,100   SH         SOLE      N/A       7,100
MONSANTO CO                      COM                61166W101         279          2,500   SH         SOLE      N/A       2,500
NATIONAL OILWELL VARCO INC       COM                637071101         367          5,000   SH         SOLE      N/A       5,000
OPNEXT INC                       COM                68375V105       3,267        369,120   SH         SOLE      N/A     369,120
ORBITAL SCIENCES CORP            COM                685564106       1,349         55,000   SH         SOLE      N/A      55,000
ORACLE CORPORATION               COM                68389X105         677         30,000   SH         SOLE      N/A      30,000
RESEARCH MOTION LIMITED          COM                760975102         567          5,000   SH         SOLE      N/A       5,000
SKILLSOFT PLC                    SPONSORED ADR      830928107       4,302        450,000   SH         SOLE      N/A     450,000
SEAGATE TECHNOLOGY               SHS                G7945J104       2,040         80,000   SH         SOLE      N/A      80,000
TGC INDUSTRIES INC               COM NEW            872417308       4,212        436,507   SH         SOLE      N/A     436,507
WESTERN UNION CO                 COM                959802109         364         15,000   SH         SOLE      N/A      15,000

                                                                   44,806